Commitments	12 Months Ended
Dec. 31, 2020
Capital commitments [abstract]
COMMITMENTS	COMMITMENTS
30.1     Aircraft acquisition
As at December 31, 2020, the Company had contractually assumed the commitment to acquire 132 aircraft, 94 directly from manufacturers and 38 from lessors (147 as at December 31, 2019, 94 directly from manufacturers and 53 from lessors). The related financial disbursements calculated at present value are shown below:

	December 31,
Description	2020	2019

2020	—	3,011,655
2021	1,941,843	3,318,239
2022	855,247	3,628,931
2023	565,661	4,122,212
2024	1,533,423	1,925,315
2025	1,351,477	1,901,725
After 2025	3,926,183	4,955,775
	10,173,834	22,863,852
30.2     Letters of credit
As at December 31, 2020, the Company issued letters of credit in the amount of US$522 million (US$529 million as at December 31, 2019), equivalent to R$2,713,794 (R$2,134,186 as at December 31, 2019) and bank guarantees in the amount of R$38,270 (R$50,432 as at December 31, 2019) related to security deposits, maintenance reserves and local guarantees.